UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth
              Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
      Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

Merrill Lynch Large Cap Growth Fund

Schedule of Investments as of January 31, 2005

                                                    Beneficial
                                                      Interest       Mutual Funds                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   $ 408,414,328     Master Large Cap Growth Portfolio                $ 391,893,094
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total  Mutual Funds
                                                                     (Cost - $357,221,576) - 100.1%                     391,893,094
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $357,221,576) - 100.1%                                                                        391,893,094

Liabilities in Excess of Other Assets - (0.1%)                                                                             (342,716)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 391,550,378
                                                                                                                      =============

Master Large Cap Growth Portfolio

Schedule of Investments as of January 31, 2005

Sector*                  Industry*                              Shares Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Hotels, Restaurants & Leisure - 1.1%       150,000    Darden Restaurants, Inc.                $  4,434,000
                         ----------------------------------------------------------------------------------------------------------
Discretionary - 20.6%    Household Durables - 4.1%                   54,000    Black & Decker Corp.                       4,449,600
                                                                     35,000    Harman International Industries, Inc.      4,257,750
                                                                      6,000  + NVR, Inc.                                  4,747,500
                                                                    129,000    Newell Rubbermaid, Inc. (c)                2,776,080
                                                                                                                       ------------
                                                                                                                         16,230,930
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products - 1.1%         61,000    Polaris Industries, Inc.                   4,117,500
                         ----------------------------------------------------------------------------------------------------------
                         Media - 1.0%                                58,000  + Getty Images, Inc.                         4,042,600
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 1.1%                     92,000    Nordstrom, Inc.                            4,439,000
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 11.2%                    84,000    Abercrombie & Fitch Co. Class A            4,210,080
                                                                     84,000    American Eagle Outfitters                  4,267,200
                                                                     90,000    Best Buy Co., Inc. (c)                     4,841,100
                                                                    283,000    Circuit City Stores, Inc.                  4,052,560
                                                                    194,000    The Gap, Inc. (c)                          4,269,940
                                                                    231,000    Home Depot, Inc.                           9,531,060
                                                                    160,000    Limited Brands                             3,792,000
                                                                    121,000    Michaels Stores, Inc.                      3,720,750
                                                                    156,000    Staples, Inc. (c)                          5,107,440
                                                                                                                       ------------
                                                                                                                         43,792,130
                         ----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury Goods - 1.0%     57,000  + Timberland Co. Class A                     3,747,180
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Consumer Discretionary              80,803,340
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Food & Staples Retailing - 1.5%             84,000    Costco Wholesale Corp.                     3,970,680
Staples - 3.5%                                                       36,000    Wal-Mart Stores, Inc.                      1,886,400
                                                                                                                       ------------
                                                                                                                          5,857,080
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 0.4%                   27,000    Procter & Gamble Co.                       1,437,210
                         ----------------------------------------------------------------------------------------------------------
                         Personal Products - 1.6%                   128,000    The Gillette Co.                           6,492,160
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Consumer Staples                    13,786,450
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 1.8%            Oil & Gas - 1.8%                            47,000    Anadarko Petroleum Corp.                   3,111,870
                                                                     92,000    Burlington Resources, Inc.                 4,021,320
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Energy                               7,133,190
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 5.5%        Capital Markets - 1.0%                     278,000  + E*Trade Financial Corp.                    3,822,500
                         ----------------------------------------------------------------------------------------------------------
                         Consumer Finance - 2.4%                    250,000  + Providian Financial Corp.                  4,170,000
                                                                    105,000    SLM Corp. (c)                              5,269,950
                                                                                                                       ------------
                                                                                                                          9,439,950
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 2.1%                            79,000    Prudential Financial, Inc.                 4,258,890
                                                                     85,000    WR Berkley Corp.                           4,054,500
                                                                                                                       ------------
                                                                                                                          8,313,390
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Financials                          21,575,840
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 16.4%      Health Care Equipment & Supplies - 1.4%     83,000    Becton Dickinson & Co.                     4,701,950
                                                                     29,000    PerkinElmer, Inc.                            666,710
                                                                                                                       ------------
                                                                                                                          5,368,660
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers & Services - 6.4%     35,000    Aetna, Inc. New Shares                     4,446,750
                                                                     87,000  + Laboratory Corp. of America Holdings       4,162,950
                                                                    136,000    McKesson Corp.                             4,690,640

Master Large Cap Growth Portfolio

Sector*                  Industry*                              Shares Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care              Health Care Providers & Services            68,000  + Pacificare Health Systems               $  4,184,040
(concluded)              (concluded)                                 48,000    Quest Diagnostics                          4,574,400
                                                                     36,000    UnitedHealth Group, Inc.                   3,200,400
                                                                                                                       ------------
                                                                                                                         25,259,180
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 8.6%                     269,000    Johnson & Johnson                         17,404,300
                                                                    674,000    Pfizer, Inc.                              16,283,840
                                                                                                                       ------------
                                                                                                                         33,688,140
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Health Care                         64,315,980
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 11.1%      Aerospace & Defense - 1.6%                 127,000    Boeing Co.                                 6,426,200
                         ----------------------------------------------------------------------------------------------------------
                         Air Freight & Logistics - 2.2%              73,000    CNF, Inc.                                  3,424,430
                                                                     55,000    FedEx Corp.                                5,260,750
                                                                                                                       ------------
                                                                                                                          8,685,180
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies - 4.1%      105,000    The Brink's Co.                            3,718,050
                                                                    185,000    Cendant Corp.                              4,356,750
                                                                     88,000  + ITT Educational Services, Inc.             4,322,560
                                                                    109,000  + West Corp.                                 3,639,510
                                                                                                                       ------------
                                                                                                                         16,036,870
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 1.2%                 82,000    Rockwell Automation, Inc.                  4,645,300
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 2.0%                           113,000    Graco, Inc.                                4,028,450
                                                                    146,000    Timken Co.                                 3,760,960
                                                                                                                       ------------
                                                                                                                          7,789,410
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Industrials                         43,582,960
-----------------------------------------------------------------------------------------------------------------------------------
Information              Communications Equipment - 2.8%             52,000  + Cisco Systems, Inc.                          938,080
Technology - 36.1%                                                  415,000    Motorola, Inc.                             6,532,100
                                                                    516,000  + Tellabs, Inc.                              3,673,920
                                                                                                                       ------------
                                                                                                                         11,144,100
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 7.4%              69,000  + Apple Computer, Inc.                       5,306,100
                                                                    273,000  + Dell, Inc.                                11,400,480
                                                                    124,000  + NCR Corp.                                  4,238,320
                                                                    108,000  + QLogic Corp.                               4,134,240
                                                                    129,000  + Storage Technology Corp.                   4,062,210
                                                                                                                       ------------
                                                                                                                         29,141,350
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment & Instruments         219,000  + Ingram Micro, Inc. Class A                 4,047,120
                         - 1.1%
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 2.1%                          71,000  + Affiliated Computer Services, Inc.
                                                                               Class A (c)                                3,847,490
                                                                    108,000  + Checkfree Corp.                            4,212,000
                                                                                                                       ------------
                                                                                                                          8,059,490
                         ----------------------------------------------------------------------------------------------------------
                         Office Electronics - 1.1%                  256,000  + Xerox Corp.                                4,065,280
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor             164,000  + Cree, Inc. (c)                             3,940,920
                         Equipment - 7.5%                           548,000    Intel Corp.                               12,302,600
                                                                    158,000  + Lam Research Corp. (c)                     4,228,080
                                                                    126,000    Linear Technology Corp.                    4,755,240
                                                                    164,000    Microchip Technology, Inc.                 4,272,200
                                                                                                                       ------------
                                                                                                                         29,499,040
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio

Sector*                  Industry*                              Shares Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Information              Software - 14.1%                            87,000    Adobe Systems, Inc.                     $  4,950,300
Technology                                                          152,000    Autodesk, Inc.                             4,464,240
(concluded)                                                         508,000  + BEA Systems, Inc. (c)                      4,328,160
                                                                    238,000  + BMC Software, Inc.                         4,005,540
                                                                     38,000  + Citrix Systems, Inc.                         815,100
                                                                    179,000    Computer Associates International,
                                                                               Inc. (c)                                   4,867,010
                                                                     22,000  + Intuit, Inc.                                 858,000
                                                                    167,000  + McAfee, Inc.                               4,316,950
                                                                     93,000  + Mercury Interactive Corp.                  4,070,610
                                                                    237,000    Microsoft Corp.                            6,228,360
                                                                    524,000  + Oracle Corp.                               7,215,480
                                                                    215,000  + Symantec Corp. (c)                         5,020,250
                                                                    369,000  + TIBCO Software, Inc.                       4,055,310
                                                                                                                       ------------
                                                                                                                         55,195,310
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Information Technology             141,151,690
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 4.1%         Containers & Packaging - 1.1%               97,000    Ball Corp.                                 4,143,840
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 3.0%                      76,000    Nucor Corp.                                4,268,160
                                                                     35,000    Phelps Dodge Corp. (c)                     3,370,500
                                                                    203,000    Worthington Industries                     4,157,440
                                                                                                                       ------------
                                                                                                                         11,796,100
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Materials                           15,939,940
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 0.9%         Electric Utilities - 0.9%                  184,000  + Allegheny Energy, Inc.                     3,558,560
                         ----------------------------------------------------------------------------------------------------------
                                                                               Total Utilities                            3,558,560
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks
                                                                               (Cost - $357,175,378) - 100.0%           391,847,950
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beneficial Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                $ 1,276,594    Merrill Lynch Liquidity Series, LLC
                                                                               Cash Sweep Series I (a)                    1,276,594
                                                                 33,914,089    Merrill Lynch Liquidity Series, LLC
                                                                               Money Market Series (a)(b)                33,914,089
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Short-Term Securities
                                                                               (Cost - $35,190,683) - 9.0%               35,190,683
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Investments
                                                                               (Cost - $392,366,061**) - 109.0%         427,038,633

                                                                               Liabilities in Excess of Other
                                                                               Assets - (9.0%)                          (35,145,539)
                                                                                                                       ------------
                                                                               Net Assets - 100.0%                     $391,893,094
                                                                                                                       ============

* For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $395,795,816
                                                                   ============
      Gross unrealized appreciation                                $ 43,320,341
      Gross unrealized depreciation                                 (12,077,524)
                                                                   ------------
      Net unrealized appreciation                                  $ 31,242,817
                                                                   ============

Master Large Cap Growth Portfolio

Schedule of Investments as of January 31, 2005 (concluded)

+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -----------------------------------------------------------------------------------------------
                                                                                          Interest/
      Affiliate                                                   Net Activity        Dividend Income
      -----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $   1,259,872           $   6,763
      Merrill Lynch Liquidity Series, LLC Money Market Series    $  11,064,189           $   6,862
      Merrill Lynch Premier Institutional Fund                              --           $     901
      -----------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: March 21, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: March 21, 2005